PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)		Feb. 29, 2016	Feb. 28, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Line Items]
Prepaid rental		$ 13,916,820	$ 12,957,179
Prepayments to suppliers	[1]	7,954,634	7,042,279
Interest receivable		1,977,686	2,876,719
Loan receivables	[2]	0	10,965,787
Staff advances	[3]	1,851,588	771,046
Loan to employees	[4]	1,617,703	0
Deposit with third parties		709,653	845,362
ADR receivable		115,000	207,000
Study cards receivable		36,028	49,766
Receivable from rendered online advertising services		1,252,775	930,461
VAT refund receivable		7,612	268,392
Others		2,597,908	1,271,420
Prepaid expenses and other current assets		$ 32,037,407	$ 38,185,411

[1]	Prepayments to suppliers were primarily for advertising fees and server hosting fees.
[2]	Loan receivables were primarily made up of bridge loans to third-parties with maturity terms less than one year. According to the loan agreements, upon maturity, these loans will be settled through repayment or conversion to equity interests of the borrowers at the Group's discretion.
[3]	Staff advances were provided to employees primarily for traveling, office expenses and related use which are subsequently expensed as incurred.
[4]	The Group offers housing benefit plan to employees who have been employed by the Group for three years or more and met certain performance criteria. Under this benefit plan, the eligible employees receive interest-free loans for purposes of home purchases. Each loan has a term of four years and must be repaid by equal annual installments.